================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5018

                         Smith Barney Investment Series
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         125 Broad Street, New York, NY                     10004
    ----------------------------------------              ----------
    (Address of principal executive offices)              (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

                           SB GROWTH AND INCOME FUND

           CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  APRIL 30, 2004



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]

Michael Kagan
    MICHAEL KAGAN
    PORTFOLIO MANAGER

[PHOTO]

Kevin Caliendo
    KEVIN CALIENDO
    PORTFOLIO MANAGER

 [LOGO]
       Classic Series

 Semi-Annual Report . April 30, 2004

 SB GROWTH AND INCOME FUND

      MICHAEL KAGAN

      Michael Kagan has more than 20 years of securities business experience and has been managing the fund since August 14, 2000.

      Education: BA in Economics, Harvard University. Attended the Massachusetts Institute of Technology's Sloan School of Management.

      KEVIN CALIENDO

      Kevin Caliendo has 10 years of securities business experience.

      Education: BA in Journalism from Boston University.

      FUND OBJECTIVE

      The fund seeks reasonable growth and income. It invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value.

      FUND FACTS

      FUND INCEPTION
      -----------------
      April 14, 1987

      MANAGERS' INVESTMENT INDUSTRY EXPERIENCE
      -----------------
      20 Years (Michael Kagan)
      10 Years (Kevin Caliendo)




What's Inside

Letter from the Chairman..............................................  1
Schedule of Investments...............................................  3
Statement of Assets and Liabilities...................................  8
Statement of Operations...............................................  9
Statements of Changes in Net Assets................................... 10
Notes to Financial Statements......................................... 11
Financial Highlights.................................................. 18

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,
For the six months ended April 30, 2004, the key factors driving the stock market were the strength of the global economy and fears that steps would be taken by the U.S. and Chinese governments to slow the growth of their economies. The closing months of 2003 saw a powerful cyclical stock market rally. However, since the beginning of 2004, many investors saw a far bumpier market, as signs of increasing inflation appeared in the U.S.

U.S. economic data during April showed a strong economy, with the greatest strength in the industrial segments. While oil prices hit new highs, other commodity prices fell sharply due, in our opinion, to comments from the Chinese government indicating it was taking steps to slow the very rapid growth of the economy. A significant portion of the companies included in the S&P 500 Index beat their consensus earnings expectations.

Performance Review
Within this environment, the fund performed as follows: For the six months ended April 30, 2004, Smith Barney Class A shares of the SB Growth and Income Fund, excluding sales charges, returned 4.63%. In comparison, the fund's unmanaged benchmark, the S&P 500 Index,/i/ returned 6.27%. The fund outperformed it's Lipper large-cap core funds category average, which returned 4.52%./1/


                             PERFORMANCE SNAPSHOT
                             AS OF APRIL 30, 2004
                           (excluding sales charges)

                                             6 Months
Smith Barney Class A Shares                    4.63%
S&P 500 Index                                  6.27%
Lipper Large-Cap Core Funds Category Average   4.52%

  The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

  Smith Barney Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Smith Barney Class 1 shares returned 4.73%, Smith Barney Class B shares returned 4.11%, Smith Barney Class C shares returned 4.43%, Smith Barney Class O shares returned 4.55%, Smith Barney Class P shares returned 4.46% and Smith Barney Class Y shares returned 4.97% over the six months ended April 30, 2004. Salomon Brothers Class A shares returned 4.68% over the six month period ended April 30, 2004. Salomon Brothers Class B shares returned 4.50% and Salomon Brothers Class C shares returned 4.43% since inception on 11/05/03.

  Effective April 29, 2004, Smith Barney Class L shares were renamed Smith Barney Class C shares. On April 29, 2004 Salomon Brothers Class 2 shares were renamed Salomon Brothers Class C shares. On February 2, 2004, initial sales charges on Smith Barney Class C shares and Salomon Brothers Class C shares were eliminated. On April 29, 2004, initial sales charges on Smith
  Barney Class O shares were eliminated.

  All index performance reflects no deduction for fees, expenses or taxes. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.


/1/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1,052 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

             1 SB Growth and Income Fund | 2004 Semi-Annual Report

Explanation of Performance
The fund's underperformance relative to the S&P 500 Index can be attributed to poor stock selection in the information technology and consumer discretionary sectors. Performance was hampered by holdings in global telecommunications equipment maker Nortel Networks Corp., semiconductor manufacturer Infineon Technologies AG, and consumer electronics retailer Best Buy Co. Inc. However, the fund's performance was helped by select positions in the telecommunication services, health care and industrial sectors. In particular, performance benefited from holdings in mobile service provider AT&T Wireless Services Inc., biotechnology company Elan Corp. PLC and manufacturing conglomerate Tyco International Ltd.

Special Shareholder Notice
Effective April 29, 2004, Smith Barney Class L shares were renamed Smith Barney Class C shares. On April 29, 2004 Salomon Brothers Class 2 shares were renamed Salomon Brothers Class C shares. On February 2, 2004, initial sales charges on Smith Barney Class C shares and Salomon Brothers Class C shares were eliminated. On April 29, 2004, initial sales charges on Smith Barney Class O shares were eliminated.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 14, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2004, are subject to change, and may not be representative of the portfolio manager's current or future investments.

The fund's top ten holdings as of this date were: Pfizer Inc. (3.91%), General Electric Co. (3.81%), Exxon Mobil Corp. (2.93%), Microsoft Corp. (2.81%), Bank of America Corp. (2.74%), American International Group Inc. (2.41%), PepsiCo Inc. (2.39%), Teva Pharmaceutical Industries Ltd. (2.35%), The Proctor & Gamble Co. (2.17%), Wells Fargo & Co. (2.03%). Please refer to pages 3 through 7 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Financials (19.4%); Industrials (15.3%); Health Care (14.9%); Information Technology (14.0%) and Consumer Discretionary (12.0%). The fund's portfolio composition is subject to change at any time.

RISKS: The fund is subject to certain risks of foreign investing not typically associated with investing in U.S. securities, including currency fluctuations and changes in political and economic conditions. Lower-rated, higher yielding bonds known as "junk bonds" are subject to greater credit risk, including the risk of default, than higher-rated obligations. The fund may engage in short sales. Losses from short sales may be unlimited. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.


             2 SB Growth and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED)                              APRIL 30, 2004



  SHARES                    SECURITY                      VALUE
--------------------------------------------------------------------
COMMON STOCK -- 99.7%
CONSUMER DISCRETIONARY -- 12.0%
Hotels, Restaurants & Leisure -- 0.8%
   338,400 McDonald's Corp.                           $    9,214,632
--------------------------------------------------------------------
Household Durables -- 1.1%
   528,100 Newell Rubbermaid Inc.                         12,484,284
--------------------------------------------------------------------
Internet & Catalog Retail -- 1.3%
   451,300 InterActiveCorp*                               14,382,931
--------------------------------------------------------------------
Leisure Equipment & Products -- 0.7%
   461,200 Mattel, Inc.                                    7,821,952
--------------------------------------------------------------------
Media -- 4.5%
   402,200 Comcast Corp., Class A Shares*                 12,106,220
   136,300 Comcast Corp., Special Class A Shares*          3,951,337
   988,802 Liberty Media Corp., Class A Shares*           10,817,494
   286,300 The News Corp. Ltd., Preferred Shares, ADR      9,662,625
   398,400 Viacom Inc., Class B Shares                    15,398,160
--------------------------------------------------------------------
                                                          51,935,836
--------------------------------------------------------------------
Multiline Retail -- 1.2%
   364,100 Costco Wholesale Corp.*                        13,635,545
--------------------------------------------------------------------
Specialty Retail -- 2.4%
   348,700 Best Buy Co., Inc.                             18,916,975
   253,900 The Home Depot, Inc.                            8,934,741
--------------------------------------------------------------------
                                                          27,851,716
--------------------------------------------------------------------
           TOTAL CONSUMER DISCRETIONARY                  137,326,896
--------------------------------------------------------------------
CONSUMER STAPLES -- 8.8%
Beverages -- 2.4%
   502,500 PepsiCo, Inc.                                  27,381,225
--------------------------------------------------------------------
Food Products -- 1.2%
   313,600 Kellogg Co.                                    13,453,440
--------------------------------------------------------------------
Household Products -- 4.1%
   346,200 Kimberly-Clark Corp.                           22,658,790
   235,400 The Procter & Gamble Co.                       24,893,550
--------------------------------------------------------------------
                                                          47,552,340
--------------------------------------------------------------------
Personal Products -- 1.1%
   280,700 The Estee Lauder Cos. Inc., Class A Shares     12,830,797
--------------------------------------------------------------------
           TOTAL CONSUMER STAPLES                        101,217,802
--------------------------------------------------------------------
ENERGY -- 7.4%
Energy Equipment & Services -- 1.8%
   434,400 ENSCO International Inc.                       11,889,528
   328,000 GlobalSantaFe Corp.                             8,649,360
--------------------------------------------------------------------
                                                          20,538,888
--------------------------------------------------------------------

                      See Notes to Financial Statements.

             3 SB Growth and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004



  SHARES                   SECURITY                      VALUE
--------------------------------------------------------------------
Oil & Gas -- 5.6%
   114,600 ChevronTexaco Corp.                      $     10,485,900
   789,500 Exxon Mobil Corp.                              33,593,225
   214,100 Total SA, Sponsored ADR+                       19,722,892
--------------------------------------------------------------------
                                                          63,802,017
--------------------------------------------------------------------
           TOTAL ENERGY                                   84,340,905
--------------------------------------------------------------------
FINANCIALS -- 19.4%
Banks -- 9.7%
   390,627 Bank of America Corp.                          31,441,567
   297,800 The Bank of New York Co., Inc.                  8,677,892
   326,300 Bank One Corp.                                 16,109,431
   159,900 Comerica Inc.                                   8,255,637
   181,100 Fifth Third Bancorp                             9,717,826
   322,900 U.S. Bancorp                                    8,279,156
   127,300 Wachovia Corp.                                  5,823,975
   412,100 Wells Fargo & Co.                              23,267,166
--------------------------------------------------------------------
                                                         111,572,650
--------------------------------------------------------------------
Diversified Financials -- 5.6%
   294,000 American Express Co.                           14,391,300
   104,300 Freddie Mac                                     6,091,120
   171,600 The Goldman Sachs Group, Inc.                  16,602,300
   212,000 J.P. Morgan Chase & Co.                         7,971,200
   335,900 MBNA Corp.                                      8,189,242
   193,600 Merrill Lynch & Co., Inc.                      10,498,928
--------------------------------------------------------------------
                                                          63,744,090
--------------------------------------------------------------------
Insurance -- 4.1%
   384,900 American International Group, Inc.             27,578,085
       108 Berkshire Hathaway Inc., Class A Shares*       10,086,120
   134,100 The Chubb Corp.                                 9,252,900
--------------------------------------------------------------------
                                                          46,917,105
--------------------------------------------------------------------
           TOTAL FINANCIALS                              222,233,845
--------------------------------------------------------------------
HEALTH CARE -- 14.9%
Biotechnology -- 2.0%
   249,004 Amgen Inc.*                                    14,011,455
   113,700 OSI Pharmaceuticals, Inc.*+                     8,389,923
--------------------------------------------------------------------
                                                          22,401,378
--------------------------------------------------------------------
Health Care Equipment & Supplies -- 2.2%
   150,700 Fisher Scientific International*                8,823,485
   269,400 Guidant Corp.                                  16,974,894
--------------------------------------------------------------------
                                                          25,798,379
--------------------------------------------------------------------
Health Care Providers & Services -- 1.0%
   133,700 Anthem, Inc.*+                                 11,843,146
--------------------------------------------------------------------

                      See Notes to Financial Statements.

             4 SB Growth and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004



  SHARES                        SECURITY                            VALUE
-------------------------------------------------------------------------------
Pharmaceuticals -- 9.7%
   386,500 GlaxoSmithKline PLC, Sponsored ADR+                 $     16,233,000
   176,400 Johnson & Johnson                                          9,530,892
 1,255,100 Pfizer Inc.                                               44,882,376
   802,200 Schering-Plough Corp.                                     13,420,806
   438,200 Teva Pharmaceutical Industries Ltd., Sponsored ADR+       26,975,592
-------------------------------------------------------------------------------
                                                                    111,042,666
-------------------------------------------------------------------------------
           TOTAL HEALTH CARE                                        171,085,569
-------------------------------------------------------------------------------
INDUSTRIALS -- 15.3%
Aerospace & Defense -- 2.8%
   539,500 The Boeing Co.                                            23,031,255
   199,900 Lockheed Martin Corp.                                      9,535,230
-------------------------------------------------------------------------------
                                                                     32,566,485
-------------------------------------------------------------------------------
Building Products -- 1.1%
   114,100 American Standard Cos. Inc.*                              12,002,179
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 2.7%
   178,700 Avery Dennison Corp.                                      11,477,901
   373,600 Paychex, Inc.                                             13,927,808
   190,400 Waste Management, Inc.                                     5,407,360
-------------------------------------------------------------------------------
                                                                     30,813,069
-------------------------------------------------------------------------------
Industrial Conglomerates -- 6.2%
 1,460,100 General Electric Co.                                      43,729,995
   384,300 Honeywell International Inc.                              13,289,094
   518,200 Tyco International Ltd.                                   14,224,590
-------------------------------------------------------------------------------
                                                                     71,243,679
-------------------------------------------------------------------------------
Machinery -- 1.6%
   153,900 Eaton Corp.                                                9,138,582
   213,500 Navistar International Corp.*                              9,639,525
-------------------------------------------------------------------------------
                                                                     18,778,107
-------------------------------------------------------------------------------
Road & Rail -- 0.9%
   255,250 Canadian National Railway Co.                              9,640,793
-------------------------------------------------------------------------------
           TOTAL INDUSTRIALS                                        175,044,312
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 14.0%
Communications Equipment -- 2.7%
 4,097,500 ADC Telecommunications, Inc.*+                            10,243,750
   394,300 Cisco Systems, Inc.*                                       8,229,041
    60,600 Motorola, Inc.                                             1,105,950
 2,907,300 Nortel Networks Corp.*                                    10,873,302
-------------------------------------------------------------------------------
                                                                     30,452,043
-------------------------------------------------------------------------------
Computers & Peripherals -- 3.3%
   498,400 Dell Inc.*                                                17,299,464
   654,100 Hewlett-Packard Co.                                       12,885,770
    93,600 International Business Machines Corp.                      8,252,712
-------------------------------------------------------------------------------
                                                                     38,437,946
-------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             5 SB Growth and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004



  SHARES               SECURITY                  VALUE
------------------------------------------------------------
Semiconductor Equipment & Products -- 3.7%
   993,100  Infineon Technologies AG+       $     12,532,922
   847,000  Intel Corp.                           21,793,310
   305,100  Microchip Technology Inc.              8,548,902
------------------------------------------------------------
                                                  42,875,134
------------------------------------------------------------
Software -- 4.3%
   554,200  BMC Software, Inc.*                    9,587,660
 1,239,300  Microsoft Corp.                       32,184,621
   652,700  Oracle Corp.*                          7,323,294
------------------------------------------------------------
                                                  49,095,575
------------------------------------------------------------
            TOTAL INFORMATION TECHNOLOGY         160,860,698
------------------------------------------------------------
MATERIALS -- 3.8%
Containers & Packaging -- 0.5%
   347,200  Smurfit-Stone Container Corp.*         5,968,368
------------------------------------------------------------
Metals & Mining -- 2.1%
   509,900  Alcoa Inc.                            15,679,425
   410,900  Barrick Gold Corp.                     7,901,607
------------------------------------------------------------
                                                  23,581,032
------------------------------------------------------------
Paper & Forest Products -- 1.2%
   353,900  International Paper Co.               14,269,248
------------------------------------------------------------
            TOTAL MATERIALS                       43,818,648
------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.4%
Wireless Telecommunication Services -- 1.4%
 1,168,200  AT&T Wireless Services Inc.*          16,132,842
------------------------------------------------------------
UTILITIES -- 2.7%
Electric Utilities -- 0.9%
   262,300  FirstEnergy Corp.                     10,255,930
------------------------------------------------------------
Gas Utilities -- 0.9%
 1,472,400  El Paso Corp.+                        10,321,524
------------------------------------------------------------
Multi-Utilities -- 0.9%
   516,500  NiSource Inc.                         10,412,640
------------------------------------------------------------
            TOTAL UTILITIES                       30,990,094
------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $975,680,133)             1,143,051,611
------------------------------------------------------------

                      See Notes to Financial Statements.

             6 SB Growth and Income Fund | 2004 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                  APRIL 30, 2004


   FACE
  AMOUNT                                                  SECURITY                                                    VALUE
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.3%
$ 3,753,000 State Street Bank and Trust Co. dated 4/30/04, 0.870% due 5/3/04; Proceeds at maturity -- $3,753,272;
              (Fully collateralized by U.S. Treasury Notes, 7.875% due 11/15/04; Market value -- $3,829,290)
              (Cost -- $3,753,000)                                                                                $    3,753,000
--------------------------------------------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $979,433,133**)                                                                              $1,146,804,611
--------------------------------------------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
 86,019,691 State Street Navigator Securities Lending Trust Prime Portfolio (Cost -- $86,019,691)                 $   86,019,691
--------------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
+ All or a portion of this security is on loan (See Note 6).
**Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

             7 SB Growth and Income Fund | 2004 Semi-Annual Report

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2004


ASSETS:
  Investments, at value (Cost -- $979,433,133)                $1,146,804,611
  Loaned securities collateral, at value (Cost --
   $86,019,691) (Note 6)                                          86,019,691
  Cash                                                                   246
  Receivable for securities sold                                   6,732,935
  Dividends and interest receivable                                  598,735
  Receivable for Fund shares sold                                    328,876
  Prepaid assets                                                      92,073
----------------------------------------------------------------------------
  Total Assets                                                 1,240,577,167
----------------------------------------------------------------------------
LIABILITIES:
  Payable for loaned securities collateral (Note 6)               86,019,691
  Payable for securities purchased                                 5,893,703
  Management fee payable                                             603,839
  Payable for Fund shares reacquired                                 472,934
  Trustees' retirement plan                                          286,876
  Service plan fees payable                                           87,341
  Accrued expenses                                                   624,269
----------------------------------------------------------------------------
  Total Liabilities                                               93,988,653
----------------------------------------------------------------------------
Total Net Assets                                              $1,146,588,514
----------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                  $          815
  Capital paid in excess of par value                          1,183,598,477
  Undistributed net investment income                                730,703
  Accumulated net realized loss from investment transactions    (205,112,959)
  Net unrealized appreciation of investments                     167,371,478
----------------------------------------------------------------------------
Total Net Assets                                              $1,146,588,514
----------------------------------------------------------------------------
Shares Outstanding:
  Smith Barney Class 1                                            37,718,224
----------------------------------------------------------------------------
  Smith Barney Class A                                            20,424,676
----------------------------------------------------------------------------
  Smith Barney Class B                                             8,690,588
----------------------------------------------------------------------------
  Smith Barney Class C                                               426,291
----------------------------------------------------------------------------
  Smith Barney Class O                                               108,748
----------------------------------------------------------------------------
  Smith Barney Class P                                             1,274,754
----------------------------------------------------------------------------
  Smith Barney Class Y                                            12,842,670
----------------------------------------------------------------------------
  Salomon Brothers Class A                                             1,798
----------------------------------------------------------------------------
  Salomon Brothers Class B                                             1,114
----------------------------------------------------------------------------
  Salomon Brothers Class C                                               174
----------------------------------------------------------------------------
Net Asset Value:
  Smith Barney Class 1 (and redemption price)                         $14.14
----------------------------------------------------------------------------
  Smith Barney Class A (and redemption price)                         $14.14
----------------------------------------------------------------------------
  Smith Barney Class B  *                                             $13.44
----------------------------------------------------------------------------
  Smith Barney Class C  *                                             $13.92
----------------------------------------------------------------------------
  Smith Barney Class O *                                              $14.01
----------------------------------------------------------------------------
  Smith Barney Class P  *                                             $14.04
----------------------------------------------------------------------------
  Smith Barney Class Y (and redemption price)                         $14.17
----------------------------------------------------------------------------
  Salomon Brothers Class A (and redemption price)                     $14.14
----------------------------------------------------------------------------
  Salomon Brothers Class B *                                          $13.48
----------------------------------------------------------------------------
  Salomon Brothers Class C *                                          $13.91
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Smith Barney Class 1 (net asset value plus 9.29% of net
   asset value per share)                                             $15.45
----------------------------------------------------------------------------
  Smith Barney Class A (net asset value plus 5.26% of net
   asset value per share)                                             $14.88
----------------------------------------------------------------------------
  Salomon Brothers Class A (net asset value plus 6.10% of
   net asset value per share)                                         $15.00
----------------------------------------------------------------------------

* Redemption price is NAV of Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Smith Barney Class P, Salomon Brothers Class B and Salomon Brothers Class C shares reduced by a 5.00%, 1.00%, 1.00%, 5.00%, 5.00% and 1.00% contingent deferred sales charge ("CDSC"), respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

             8 SB Growth and Income Fund | 2004 Semi-Annual Report

 STATEMENT OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2004



INVESTMENT INCOME:
  Dividends                                                   $  8,735,396
  Interest (Note 6)                                                211,819
  Less: Foreign withholding tax                                    (38,865)
-------------------------------------------------------------------------
  Total Investment Income                                        8,908,350
-------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                        3,776,809
  Transfer agency services (Note 7)                              1,517,449
  Service plan fees (Note 7)                                     1,079,659
  Registration fees                                                 69,060
  Audit and legal                                                   63,340
  Shareholder communications (Note 7)                               54,345
  Custody                                                           40,871
  Trustees' fees                                                    20,301
  Other                                                             30,630
-------------------------------------------------------------------------
  Total Expenses                                                 6,652,464
  Less: Expense reimbursement (Note 2)                              (9,300)
-------------------------------------------------------------------------
  Net Expenses                                                   6,643,164
-------------------------------------------------------------------------
Net Investment Income                                            2,265,186
-------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN
CURRENCIES (NOTE 3):
  Realized Gain From:
   Investment transactions                                      24,820,970
   Foreign currency transactions                                         8
-------------------------------------------------------------------------
  Net Realized Gain                                             24,820,978
-------------------------------------------------------------------------
  Change in Net Unrealized Appreciation of Investments:
   Beginning of period                                         140,364,662
   End of period                                               167,371,478
-------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                       27,006,816
-------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                  51,827,794
-------------------------------------------------------------------------
Increase in Net Assets From Operations                        $ 54,092,980
-------------------------------------------------------------------------

                      See Notes to Financial Statements.

             9 SB Growth and Income Fund | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

                                                        2004            2003
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $    2,265,186  $    3,684,397
  Net realized gain (loss)                             24,820,978    (109,929,583)
  Increase in net unrealized appreciation              27,006,816     318,152,765
----------------------------------------------------------------------------------
  Increase in Net Assets From Operations               54,092,980     211,907,579
----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
  Net investment income                                (1,993,576)     (3,166,671)
----------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                        (1,993,576)     (3,166,671)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                     42,476,048      83,291,446
  Net asset value of shares issued for
   reinvestment of dividends                            1,297,089       2,102,528
  Cost of shares reacquired                           (84,750,831)   (165,271,692)
----------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                       (40,977,694)    (79,877,718)
----------------------------------------------------------------------------------
Increase in Net Assets                                 11,121,710     128,863,190

NET ASSETS:
  Beginning of period                               1,135,466,804   1,006,603,614
----------------------------------------------------------------------------------
  End of period*                                   $1,146,588,514  $1,135,466,804
----------------------------------------------------------------------------------
* Includes undistributed net investment income of:       $730,703        $459,085
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            10 SB Growth and Income Fund | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The SB Growth and Income Fund ("Fund") is a separate investment fund of the Smith Barney Investment Series ("Trust"). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust consists of this Fund and six other separate investment funds: Smith Barney International Fund, Smith Barney Large Cap Core Fund, Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued at the mean between the bid and asked prices; U.S. government and agency obligations are valued at the average between bid and asked prices in the securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price;
(c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends quarterly and capital gains, if any, at least annually;
(j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (k) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (l) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (m) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

            11 SB Growth and Income Fund | 2004 Semi-Annual Report

In addition, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or offset by entering into another forward exchange contract.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup") acts as the investment manager to the Fund. The Fund pays SBFM a management fee, which is calculated daily and paid monthly, at an annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets                                            Annual Rate
-------------------------------------------------------------------------------
First $1 billion                                                       0.65%
------------------------------------------------------------------------------
Next $1 billion                                                        0.60
------------------------------------------------------------------------------
Next $1 billion                                                        0.55
------------------------------------------------------------------------------
Next $1 billion                                                        0.50
------------------------------------------------------------------------------
Over $4 billion                                                        0.45
------------------------------------------------------------------------------

During the six months ended April 30, 2004, SBFM voluntarily reimbursed expenses amounting to $9,300 related to certain class specific expenses for Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C shares. This voluntary reimbursement can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2004, the Fund paid transfer agent fees of $1,250,739 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc. ("PFS"), both of which are subsidiaries of Citigroup, act as the Fund's distributors.

On April 29, 2004, Smith Barney Class L and Salomon Brothers Class 2 shares were renamed as Smith Barney Class C and Salomon Brothers Class C shares, respectively. On February 2, 2004, initial sales charges on Smith Barney Class C and Salomon Brothers Class C shares were eliminated. On April 29, 2004, initial sales charges on Smith Barney Class O shares were eliminated.

There are maximum initial sales charges of 8.50%, 5.00% and 5.75% for Smith Barney Class 1, Smith Barney Class A and Salomon Brothers Class A shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Smith Barney Class B, Smith Barney Class P and Salomon Brothers Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Smith Barney Class C, Smith Barney Class O and Salomon Brothers Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Smith Barney Class A and Salomon Brothers Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A and Salomon Brothers Class A shares which, when combined with current holdings of Smith Barney Class A and Salomon Brothers Class A shares, respectively, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2004, CGM and its affiliates received sales charges of approximately $482,000, $542,000, $5,000 and $26 on sales on the Fund's Smith Barney Class 1, Smith Barney Class A, Smith Barney Class C and

            12 SB Growth and Income Fund | 2004 Semi-Annual Report

Salomon Brothers Class C shares, respectively. In addition, CDSCs paid to CGM and its affiliates for the six months ended April 30, 2004 were approximately:

                                         Smith Barney Smith Barney
                                           Class B      Class P
------------------------------------------------------------------
CDSCs                                      $126,000      $7,000
-----------------------------------------------------------------

For the six months ended April 30, 2004, CGM and its affiliates did not receive any brokerage commissions for the Fund's portfolio agency transactions.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, two other Trustees elected to receive a lump sum payment from this plan during the period. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for six months ended April 30, 2004 were $16,125. The amount of benefits to be paid under the prior plan cannot currently be determined for these Trustees.

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------
Purchases                                 $287,959,260
------------------------------------------------------
Sales                                      324,604,536
------------------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

------------------------------------------------------
Gross unrealized
 appreciation                            $191,968,667
Gross unrealized depreciation             (24,597,189)
------------------------------------------------------
Net unrealized appreciation              $167,371,478
------------------------------------------------------

            13 SB Growth and Income Fund | 2004 Semi-Annual Report

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high-quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 2004, the Fund loaned securities having a market value of $82,031,690. The Fund received cash collateral amounting to $86,019,691 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended April 30, 2004 was $49,302.

7. Class Specific Expenses

Pursuant to Rule 12b-1 Service Plans, the Fund pays a distribution/service fee with respect to its Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Smith Barney Class P, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C shares calculated at an annual rate not to exceed 0.25%, 1.00%, 1.00%, 0.70%, 0.75%, 0.25%, 1.00% and
1.00% of the average daily net assets of each class, respectively. For the six months ended April 30, 2004, total Rule 12b-1 Service Plan fees, which are accrued daily and paid monthly, were as follows:

                                     Smith    Smith    Smith   Smith   Smith  Salomon  Salomon  Salomon
                                    Barney   Barney   Barney  Barney  Barney  Brothers Brothers Brothers
                                    Class A  Class B  Class C Class O Class P Class A  Class B* Class C*
--------------------------------------------------------------------------------------------------------
Rule 12b-1 Service Plan Fees        $366,541 $598,992 $30,918 $5,555  $77,609   $32       $5       $7
-------------------------------------------------------------------------------------------------------

*For Salomon Brothers Class B and Salomon Brothers Class C shares, amounts are for the period November 5, 2003 (inception date) to April 30, 2004.

            14 SB Growth and Income Fund | 2004 Semi-Annual Report

For the six months ended April 30, 2004, total Transfer Agency Service expenses were as follows:

                                    Smith    Smith    Smith    Smith   Smith   Smith   Smith  Salomon  Salomon  Salomon
                                   Barney   Barney   Barney   Barney  Barney  Barney  Barney  Brothers Brothers Brothers
                                   Class 1  Class A  Class B  Class C Class O Class P Class Y Class A  Class B* Class C*
------------------------------------------------------------------------------------------------------------------------
Transfer Agency Service
 Expenses                          $714,098 $421,392 $363,930 $3,528  $1,054  $13,381   $53      $9       $2       $2
------------------------------------------------------------------------------------------------------------------------

*For Salomon Brothers Class B and Salomon Brothers Class C shares, amounts are for the period November 5, 2003
 (inception date) to April 30, 2004.

For the six months ended April 30, 2004, total Shareholder Communication expenses were as follows:
                                    Smith    Smith    Smith    Smith   Smith   Smith   Smith  Salomon  Salomon  Salomon
                                   Barney   Barney   Barney   Barney  Barney  Barney  Barney  Brothers Brothers Brothers
                                   Class 1  Class A  Class B  Class C Class O Class P Class Y Class A  Class B* Class C*
------------------------------------------------------------------------------------------------------------------------
Shareholder Communication Expenses $20,788  $13,459   $9,161   $254    $81    $1,263    $5     $3,134   $3,100   $3,100
------------------------------------------------------------------------------------------------------------------------

*For Salomon Brothers Class B and Salomon Brothers Class C shares, amounts are for the period November 5, 2003
 (inception date) to April 30, 2004.

8. Distributions Paid to Shareholders by Class

                     Six Months Ended    Year Ended
                      April 30, 2004  October 31, 2003*
-------------------------------------------------------
Net Investment
 Income
Smith Barney Class 1    $1,182,659       $1,877,177
Smith Barney Class A       119,702          236,104
Smith Barney Class Y       691,192        1,053,390
Salomon Brothers
 Class A                        23               --
-------------------------------------------------------
Total                   $1,993,576       $3,166,671
-------------------------------------------------------

*For Salomon Brothers Class A shares, amount is for the period October 3, 2003
 (inception date) to October 31, 2003.

9. Shares of Beneficial Interest

The Fund has ten classes of beneficial interest, Smith Barney Class 1, Smith Barney Class A, Smith Barney Class B, Smith Barney Class C, Smith Barney Class O, Smith Barney Class P, Smith Barney Class Y, Salomon Brothers Class A, Salomon Brothers Class B and Salomon Brothers Class C shares, each with a par value of $0.00001 per share. There is an unlimited number of shares authorized. Effective April 29, 2004, the Fund renamed Smith Barney Class L shares as Smith Barney Class C shares and Salomon Brothers Class 2 shares as Salomon Brothers Class C shares.

Transactions in shares of each class were as follows:

                         Six Months Ended             Year Ended
                          April 30, 2004*         October 31, 2003**
                     ------------------------  ------------------------
                       Shares       Amount       Shares       Amount
------------------------------------------------------------------------
Smith Barney Class
 1+
Shares sold             581,310  $  8,324,498   1,258,123  $ 14,889,228
Shares issued on         83,642                   158,372
 reinvestment                       1,182,658                 1,877,176
Shares reacquired    (2,571,374)  (36,883,097) (6,508,330)  (75,645,878)
-----------------------------------------------------------------------
Net Decrease         (1,906,422) $(27,375,941) (5,091,835) $(58,879,474)
-----------------------------------------------------------------------
Smith Barney Class
 A+
Shares sold           1,805,804  $ 25,707,854   3,283,089  $ 39,175,584
Shares issued on
 reinvestment             8,091       114,408      19,201       225,352
Shares reacquired    (1,975,519)  (28,315,597) (3,750,095)  (43,787,798)
-----------------------------------------------------------------------
Net Decrease           (161,624) $ (2,493,335)   (447,805) $ (4,386,862)
-----------------------------------------------------------------------

            15 SB Growth and Income Fund | 2004 Semi-Annual Report

                        Six Months Ended            Year Ended
                         April 30, 2004*        October 31, 2003**
                     ----------------------  ------------------------
                      Shares      Amount       Shares          Amount
-------------------------------------------------------------------------
Smith Barney Class
 B+
Shares sold           551,422  $  7,522,440   1,606,684     $ 18,270,578
Shares reacquired    (907,434)  (12,319,740) (2,998,549)     (33,804,525)
---------------------------------------------------------------------
Net Decrease         (356,012) $ (4,797,300) (1,391,865)    $(15,533,947)
---------------------------------------------------------------------
Smith Barney Class
 C+++
Shares sold            45,571  $    635,985     112,187     $  1,351,536
Shares reacquired     (46,488)     (655,650)    (97,670)      (1,136,849)
---------------------------------------------------------------------
Net Increase
 (Decrease)              (917) $    (19,665)     14,517     $    214,687
---------------------------------------------------------------------
Smith Barney Class
 O+
Shares sold               779  $     11,335         862     $      9,949
Shares reacquired      (8,876)     (127,646)    (29,389)        (352,879)
---------------------------------------------------------------------
Net Decrease           (8,097) $   (116,311)    (28,527)    $   (342,930)
---------------------------------------------------------------------
Smith Barney Class
 P+
Shares sold             5,951  $     85,287      16,828     $    195,959
Shares reacquired    (442,423)   (6,283,149)   (697,379)      (8,174,198)
---------------------------------------------------------------------
Net Decrease         (436,472) $ (6,197,862)   (680,551)    $ (7,978,239)
---------------------------------------------------------------------
Smith Barney Class
 Y+
Shares sold            11,618  $    170,909     779,555     $  9,375,000
Shares reacquired     (11,381)     (165,952)   (206,647)      (2,369,516)
---------------------------------------------------------------------
Net Increase              237  $      4,957     572,908     $  7,005,484
---------------------------------------------------------------------
Salomon Brothers
 Class A
Shares sold                --            --       1,800     $     23,612
Shares issued on
 reinvestment               2  $         23          --               --
Shares reacquired          --            --          (4)             (49)
---------------------------------------------------------------------
Net Increase                2  $         23       1,796     $     23,563
---------------------------------------------------------------------
Salomon Brothers
 Class B
Shares sold             1,114  $     15,250          --               --
---------------------------------------------------------------------
Net Increase            1,114  $     15,250          --               --
---------------------------------------------------------------------
Salomon Brothers
 Class C++
Shares sold               174  $      2,490          --               --
---------------------------------------------------------------------
Net Increase              174  $      2,490          --               --
---------------------------------------------------------------------

* For Salomon Brothers Class B and Salomon Brothers Class C shares, transactions are for the period November 5, 2003 (inception date) to April 30, 2004.
**For Salomon Brothers Class A shares, transactions are for the period October
  3, 2003 (inception date) to October 31, 2003.
+ On May 9, 2003, Class 1, A, B, L, O, P and Y shares were renamed as Smith
  Barney Class 1, Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O, Smith Barney Class P and Smith Barney Class Y shares, respectively.
++On April 29, 2004, Smith Barney Class L and Salomon Brothers Class 2 shares were renamed as Smith Barney Class C and Salomon Bothers Class C shares, respectively.

10.Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase

            16 SB Growth and Income Fund | 2004 Semi-Annual Report of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

11.Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.

            17 SB Growth and Income Fund | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney Class 1 Shares/(1)/            2004/(2)(3)/   2003/(3)/   2002/(3)/   2001/(3)/   2000/(3)/   1999/(3)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $13.53        $11.05      $13.08      $19.03      $21.36      $18.53
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.04          0.07        0.05        0.10        0.08        0.09
 Net realized and unrealized gain (loss)       0.60          2.46       (2.02)      (4.62)       1.11        3.60
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.64          2.53       (1.97)      (4.52)       1.19        3.69
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.03)        (0.05)      (0.05)      (0.06)      (0.07)      (0.08)
 Net realized gains                              --            --          --       (1.37)      (3.45)      (0.78)
 Capital                                         --            --       (0.01)         --          --          --
--------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.03)        (0.05)      (0.06)      (1.43)      (3.52)      (0.86)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.14        $13.53      $11.05      $13.08      $19.03      $21.36
--------------------------------------------------------------------------------------------------------------
Total Return                                   4.73%++      22.91%     (15.13)%    (25.18)%      5.39%      20.27%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $534          $536        $494        $678      $1,017      $1,122
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      0.95%+        1.00%       0.99%       0.73%       0.85%       0.84%
 Net investment income                         0.57+         0.56        0.38        0.62        0.43        0.43
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          25%           63%         44%         69%         63%         53%
--------------------------------------------------------------------------------------------------------------

Smith Barney Class A Shares/(4)/            2004/(2)(3)/   2003/(3)/   2002/(3)/   2001/(3)/   2000/(3)/   1999/(3)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $13.52        $11.06      $13.07      $19.03      $21.35      $18.53
--------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.02          0.02        0.02        0.03        0.04        0.03
 Net realized and unrealized gain (loss)       0.61          2.45       (2.02)      (4.61)       1.11        3.60
--------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.63          2.47       (2.00)      (4.58)       1.15        3.63
--------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.01)        (0.01)      (0.00)*     (0.01)      (0.02)      (0.03)
 Net realized gains                              --            --          --       (1.37)      (3.45)      (0.78)
 Capital                                         --            --       (0.01)         --          --          --
--------------------------------------------------------------------------------------------------------------
Total Distributions                           (0.01)        (0.01)      (0.01)      (1.38)      (3.47)      (0.81)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.14        $13.52      $11.06      $13.07      $19.03      $21.35
--------------------------------------------------------------------------------------------------------------
Total Return                                   4.63%++      22.36%     (15.29)%    (25.51)%      5.14%      19.93%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $289          $278        $233        $295        $215        $181
--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.23%+        1.35%       1.25%       1.17%       1.06%       1.12%
 Net investment income                         0.28+         0.21        0.12        0.19        0.21        0.15
--------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          25%           63%         44%         69%         63%         53%
--------------------------------------------------------------------------------------------------------------

(1)On May 9, 2003, Class 1 shares were renamed as Smith Barney Class 1 shares.
(2)For the six months ended April 30, 2004 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.
(4)On May 9, 2003, Class A shares were renamed as Smith Barney Class A shares. *Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

            18 SB Growth and Income Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney Class B Shares/(1)/            2004/(2)(3)/  2003/(3)/   2002/(3)/  2001/(3)/    2000/(3)/     1999/(3)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $12.91       $10.66      $12.73     $18.70        $21.16       $18.48
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                          (0.05)       (0.10)      (0.11)     (0.10)        (0.10)       (0.12)
 Net realized and unrealized gain (loss)       0.58         2.35       (1.96)     (4.50)         1.09         3.58
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.53         2.25       (2.07)     (4.60)         0.99         3.46
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                              --           --          --      (1.37)        (3.45)       (0.78)
---------------------------------------------------------------------------------------------------------------
Total Distributions                              --           --          --      (1.37)        (3.45)       (0.78)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $13.44       $12.91      $10.66     $12.73        $18.70       $21.16
---------------------------------------------------------------------------------------------------------------
Total Return                                   4.11%++     21.11%     (16.26)%   (26.10)%        4.36%       19.03%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $117         $117        $111       $160          $232         $208
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      2.31%+       2.42%       2.28%      2.00%         1.81%        1.87%
 Net investment loss                          (0.79)+      (0.85)      (0.91)     (0.65)        (0.54)       (0.60)
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          25%          63%         44%        69%           63%          53%
---------------------------------------------------------------------------------------------------------------

Smith Barney Class C Shares/(4)/            2004/(2)(3)/  2003/(3)/  2002/(3)/   2001/(3)/    2000/(3)(5)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $13.33       $10.94      $13.00     $19.04        $18.49
---------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                          (0.02)       (0.03)      (0.07)     (0.08)        (0.02)
 Net realized and unrealized gain (loss)       0.61         2.42       (1.99)     (4.59)         0.57
---------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.59         2.39       (2.06)     (4.67)         0.55
---------------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                              --           --          --      (1.37)           --
---------------------------------------------------------------------------------------------------------------
Total Distributions                              --           --          --      (1.37)           --
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $13.92       $13.33      $10.94     $13.00        $19.04
---------------------------------------------------------------------------------------------------------------
Total Return                                   4.43%++     21.85%     (15.85)%   (25.99)%        2.97%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $5,932       $5,696      $4,516     $5,774          $205
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.78%+       1.80%       1.89%      1.85%         1.71%+
 Net investment loss                          (0.27)+      (0.25)      (0.52)     (0.49)        (1.23)+
---------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          25%          63%         44%        69%           63%
---------------------------------------------------------------------------------------------------------------

(1)On May 9, 2003, Class B shares were renamed as Smith Barney Class B shares.
(2)For the six months ended April 30, 2004 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.
(4)On May 9, 2003, Class L shares were renamed as Smith Barney Class L shares. On April 29, 2004, Smith Barney Class L shares were renamed as Smith Barney Class C shares.
(5)For the period October 9, 2000 (inception date) to October 31, 2000. ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

            19 SB Growth and Income Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney Class O Shares/(1)/            2004/(2)(3)/    2003/(3)/    2002/(3)/    2001/(3)(4)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $13.40         $10.97       $13.04        $16.55
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                  0.00*          0.01        (0.06)        (0.03)
 Net realized and unrealized gain (loss)       0.61           2.42        (2.01)        (3.48)
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.61           2.43        (2.07)        (3.51)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.01         $13.40       $10.97        $13.04
----------------------------------------------------------------------------------------------
Total Return                                   4.55%++       22.15%      (15.87)%      (21.21)%++
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $1,524         $1,566       $1,595        $2,453
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.49%+         1.52%        1.82%         1.53%+
 Net investment income (loss)                  0.02+          0.05        (0.45)        (0.18)+
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          25%            63%          44%           69%
----------------------------------------------------------------------------------------------

Smith Barney Class P Shares/(5)/            2004/(2)(3)/    2003/(3)/    2002/(3)/    2001/(3)(4)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $13.44         $11.00       $13.04        $16.55
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                 (0.00)*         0.01        (0.03)        (0.03)
 Net realized and unrealized gain (loss)       0.60           2.43        (2.01)        (3.48)
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.60           2.44        (2.04)        (3.51)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.04         $13.44       $11.00        $13.04
----------------------------------------------------------------------------------------------
Total Return                                   4.46%++       22.18%      (15.64)%      (21.21)%++
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $17,896        $22,993      $26,301       $47,719
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      1.56%+         1.51%        1.61%         1.53%+
 Net investment income (loss)                 (0.02)+         0.06        (0.23)        (0.20)+
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          25%            63%          44%           69%
----------------------------------------------------------------------------------------------

(1)On May 9, 2003, Class O shares were renamed as Smith Barney Class O shares.
(2)For the six months ended April 30, 2004 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.
(4)For the period December 8, 2000 (inception date) to October 31, 2001.
(5)On May 9, 2003, Class P shares were renamed as Smith Barney Class P shares.
* Amount represents less than $0.01 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

            20 SB Growth and Income Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney Class Y Shares/(1)/            2004/(2)(3)/   2003/(3)/    2002/(3)/   2001/(3)(4)/
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $13.55        $11.08      $13.08        $16.55
--------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                         0.06          0.11        0.09          0.10
 Net realized and unrealized gain (loss)       0.61          2.44       (2.01)        (3.51)
--------------------------------------------------------------------------------------------
Total Income (Loss) From Operations            0.67          2.55       (1.92)        (3.41)
--------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        (0.05)        (0.08)      (0.07)        (0.06)
 Capital                                         --            --       (0.01)           --
--------------------------------------------------------------------------------------------
Total Distributions                           (0.05)        (0.08)      (0.08)        (0.06)
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $14.17        $13.55      $11.08        $13.08
--------------------------------------------------------------------------------------------
Total Return                                   4.97%++      23.16%     (14.77)%      (20.65)%++
--------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $182          $174        $136          $161
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                      0.67%+        0.67%       0.67%         0.67%+
 Net investment income                         0.84+         0.88        0.70          0.68+
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          25%           63%         44%           69%
--------------------------------------------------------------------------------------------

(1)On May 9, 2003, Class Y shares were renamed as Smith Barney Class Y shares.
(2)For the six months ended April 30, 2004 (unaudited).
(3)Per share amounts have been calculated using the monthly average shares method.
(4)For the period December 8, 2000 (inception date) to October 31, 2001. ++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

            21 SB Growth and Income Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Salomon Brothers Class A Shares        2004/(1)(2)/   2003/(2)(3)/
------------------------------------------------------------------
Net Asset Value, Beginning of Period    $13.52         $13.12
----------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)/(4)/        0.02          (0.00)*
 Net realized and unrealized gain         0.61           0.40
----------------------------------------------------------------
Total Income From Operations              0.63           0.40
----------------------------------------------------------------
Less Distributions From:
 Net investment income                   (0.01)            --
----------------------------------------------------------------
Total Distributions                      (0.01)            --
----------------------------------------------------------------
Net Asset Value, End of Period          $14.14         $13.52
----------------------------------------------------------------
Total Return/(5)/                         4.68%++        3.05%++
----------------------------------------------------------------
Net Assets, End of Period (000s)           $25            $24
----------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)/                            1.25%+         1.25%+
 Net investment income (loss)             0.27+         (0.21)+
----------------------------------------------------------------
Portfolio Turnover Rate                     25%            63%
----------------------------------------------------------------

(1)For the six months ended April 30, 2004 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period October 3, 2003 (inception date) to October 31, 2003.
(4)The Manager has reimbursed the Fund for $9,300 in expenses for the six months ended April 30, 2004. If such expenses were not reimbursed, the per share decrease to net investment income and the actual annualized expense ratio would have been $1.74 and 25.49%, respectively.
(5)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.
 * Amount represents less than $0.01 per share.

            22 SB Growth and Income Fund | 2004 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout the period ended April 30:

Salomon Brothers Class B Shares         2004/(1)(2)/
----------------------------------------------------
Net Asset Value, Beginning of Period     $12.90
---------------------------------------------------
Income (Loss) From Operations:
 Net investment loss/(3)/                 (0.02)
 Net realized and unrealized gain          0.60
---------------------------------------------------
Total Income From Operations               0.58
---------------------------------------------------
Net Asset Value, End of Period           $13.48
---------------------------------------------------
Total Return/(4)/                          4.50%++
---------------------------------------------------
Net Assets, End of Period (000s)            $15
---------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                             2.00%+
 Net investment loss                      (0.65)+
---------------------------------------------------
Portfolio Turnover Rate                      25%
---------------------------------------------------

Salomon Brothers Class C Shares/(5)/    2004/(1)(2)/
----------------------------------------------------
Net Asset Value, Beginning of Period     $13.32
---------------------------------------------------
Income (Loss) From Operations:
 Net investment loss/(3)/                 (0.04)
 Net realized and unrealized gain          0.63
---------------------------------------------------
Total Income From Operations               0.59
---------------------------------------------------
Net Asset Value, End of Period           $13.91
---------------------------------------------------
Total Return/(4)/                          4.43%++
---------------------------------------------------
Net Assets, End of Period (000s)             $2
---------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(3)/                             2.00%+
 Net investment loss                      (0.49)+
---------------------------------------------------
Portfolio Turnover Rate                      25%
---------------------------------------------------

(1)For the period November 5, 2003 (inception date) to April 30, 2004
   (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)The Manager has reimbursed the Fund for $9,300 in expenses for the period ended April 30, 2004. If such expenses were not reimbursed, the per share increases to net investment loss and the actual expense ratios would have been as follows:

                          Per Share Increases   Expense Ratios Without
                         to Net Investment Loss Expense Reimbursements
                         ---------------------- ----------------------
Salomon Brothers Class B         $18.05                614.28%+
Salomon Brothers Class C          37.63                 463.20+

(4)Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(5)On April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.
++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

            23 SB Growth and Income Fund | 2004 Semi-Annual Report

                                 SMITH BARNEY
                            GROWTH AND INCOME FUND



         TRUSTEES                     OFFICERS (cont'd.)
         Elliott J. Berv              Robert I. Frenkel
         Donald M. Carlton            Secretary and
         A. Benton Cocanougher        Chief Legal Officer
         Mark T. Finn
         R. Jay Gerken, CFA           INVESTMENT MANAGER
           Chairman                   Smith Barney Fund Management LLC
         Stephen Randolph Gross
         Diana R. Harrington          DISTRIBUTORS
         Susan B. Kerley              Citigroup Global Markets Inc.
         Alan G. Merten               PFS Distributors, Inc.
         R. Richardson Pettit
                                      CUSTODIAN
         OFFICERS                     State Street Bank and
         R. Jay Gerken, CFA             Trust Company
         President and Chief
         Executive Officer            TRANSFER AGENT
                                      Citicorp Trust Bank, fsb.
         Andrew B. Shoup              125 Broad Street, 11th Floor
         Senior Vice President and    New York, New York 10004
         Chief Administrative Officer
                                      SUB-TRANSFER AGENTS
         Kevin Caliendo               PFPC Inc.
         Vice President and           P.O. Box 9699
         Investment Officer           Providence, Rhode Island
                                      02940-9699
         Michael Kagan
         Vice President and           Primerica Shareholder Services
         Investment Officer           P.O. Box 9662
                                      Providence, Rhode Island
         Andrew Beagley               02940-9662
         Chief Anti-Money Laundering
         Compliance Officer

         Kaprel Ozsolak
         Controller

Smith Barney Investment Series

SB Growth and Income Fund
The Fund is a separate investment fund of the Smith Barney Investment Series, a Massachusetts business trust.





A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Investment Series -- SB Growth and Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus.

SB GROWTH AND INCOME FUND
Smith Barney Mutual Funds
3120 Breckinridge Boulevard
Duluth, Georgia 30099-0001

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com




(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02329 6/04                                                             04-6780

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Series


By:     /s/ R. Jay Gerken
        -----------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Series

Date:   July 8, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        -----------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Smith Barney Investment Series

Date:   July 8, 2004

By:     /s/ Andrew B. Shoup
        -----------------------------------
        (Andrew B. Shoup)
        Chief Administrative Officer of
        Smith Barney Investment Series

Date:   July 8, 2004